26. EMPLOYEE BENEFITS (Details 11) R$ in Thousands	12 Months Ended
Dec. 31, 2017 BRL (R$)
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	R$ 3,156,089
Year 1
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	276,660
Year 2
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	285,841
Year 3
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	294,923
Year 4
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	303,858
Year 5
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	312,591
Next 5 years
Disclosure of defined benefit plans [line items]
Benefit payments of the defined benefit plans	R$ 1,682,216